UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22933
(Investment Company Act file number)

Griffin Institutional Access Real Estate Fund
(Exact name of registrant as specified in charter)

Griffin Capital Plaza
1520 Grand Avenue
El Segundo, CA  90245
(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO  80203
(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.
Holland & Knight
1180 West Peachtree Street,
Suite 1800
Atlanta, GA  30309

Registrant's telephone number, including area code: (404) 817-8500

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 – March 31, 2016

Item 1.  Reports to Stockholders.

GRIFFIN
INSTITUTIONAL ACCESS
REAL ESTATE FUND

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

SEMI-ANNUAL REPORT

March 31, 2016

www.griffincapital.com

table of contents

Shareholder Letter	1
Portfolio Update	8
Portfolio of Investments	10
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	20
Additional Information	26

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2016

Dear Fellow Shareholders:

We are pleased to present the Griffin Institutional Access Real Estate Fund (the “Fund”) semi-annual report. Since our last report, the Fund continued to deliver on its stated objective, delivering returns comprised of income and appreciation with moderate volatility and low correlation to the broad markets. In the six month period since our last report, the Fund nearly tripled its assets under management, growing from $218,488,640 on September 30, 2015 to $646,584,075 as of March 31, 2016. Since the Fund’s inception we paid seven quarterly distributions to shareholders, each of which represented an increase over the prior quarter. The Fund’s most recent quarterly distribution payment (March 2016) represented an annualized 5.22% rate.

We have added four additional private institutional real estate securities, bringing the total number of private real estate holdings to 16. The addition of these securities has helped to further diversify our core real estate portfolio. Currently, the private securities represent over $131 billion of real estate and 2,141 investments diversified by sector, geography and manager. As of April 1, 2016 the Fund’s private holdings include:

•	AEW Core Property Trust	•	Cornerstone Patriot Fund	•	Prudential PRISA
•	American Core Realty Fund	•	Guggenheim US Property Fund	•	RREEF America REIT II
•	BlackRock Granite Property Fund	•	Heitman America Real Estate Trust	•	Sentinel Real Estate Fund
•	CBRE US Core Partners	•	MEPT Edgemoor	•	Stockbridge Smart Markets Fund
•	Clarion Lion Industrial Trust	•	Morgan Stanley Prime Property Fund	•	UBS Trumbull Property Fund
•	Clarion Lion Properties Fund

PORTFOLIO ALLOCATION* (unaudited)

*	As of 04/01/16. Based on Market value.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2016

(Shareholder Letter continued)

We continue to utilize both quantitative and qualitative analysis to determine the optimal mix of private and public real estate securities to optimize risk-adjusted returns for our shareholders. Over the past six months we have remained overweight to private real estate relative our long-term target allocation. Our underlying private securities have benefited from an improving economy which has driven strong demand for core real estate across all sectors. Vacancy rates are trending below historical averages and rental rates continue to increase for most asset types. We believe that core Class A real estate is well positioned given the strength of the underlying fundamentals coupled with limited new supply within our target markets.

During this phase of the real estate cycle we find it prudent to stay focused on net operating income (“NOI”) growth. As such, we have strategically shifted the portfolio composition in favor of managers whom we believe are best positioned to benefit from further improvement in fundamentals. Over the past six months we have reduced our exposure to the multi-family sector and increased our exposure to both office and industrial assets. Industrial real estate vacancy rates are near all-time lows driven largely by demand from online retailers to meet “next day shipping” expectations. We see opportunity in this sector as demand for industrial assets continue to outstrip new supply. The office sector is well positioned to capture NOI growth as leases signed early in the economic recovery seek renewal. Limited new supply within our target markets has led to a leasing market that is well in favor of the landlord.

Public real estate markets continued to exhibit increased volatility driven less by property fundamentals and more by capital markets. During the first quarter of 2016 REITs declined 10.76% through February 11th then marched back 18.60% from their 2016 low to close the quarter up 5.84%. This roller-coaster type of volatility was driven by declines in oil (which has since improved) as well as global growth concerns which have since been overshadowed by continued growth within the U.S. labor market. Further, until we receive better guidance from the Federal Reserve (“FED”) regarding the pace and velocity of additional target rate movements we can expect that each release of economic data (regardless of direction) will bring increased volatility to rate sensitive securities.

Moving forward we will continue to work tirelessly to deliver strong risk-adjusted returns to our shareholders. Together with our experienced sub-advisors we will continue to monitor both the public and private real estate markets to determine the optimal mix of real estate securities. On behalf of the entire Griffin team, we thank you for your continued confidence in the fund.

Sincerely,

Randy I. Anderson, Ph.D., CRE
Portfolio Manager
Griffin Institutional Access Real Estate Fund

Past performance is no guarantee of future results.
All metrics are based on Class A shares. The Fund offers three share classes: GIREX - Class A, GCREX - Class C, and GRIFX - Class I. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at: https://www.griffincapital.com/griffin-institutional-access-real-estate-fund/forms-and-literature.
S&P 500 (“Stocks”), Barclays Aggregate Bond Index (“Bonds”).
(1)	Fund Inception date: June 30, 2014.
(2)	Source: ALPS Fund Services 6/30/2014 – 3/31/2016 (excluding sales load).

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2016

PRIVATE FUND DIVERSIFICATION (unaudited)

The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. To achieve this goal the Fund diversifies its holdings by property type, geography and fund managers.

SECTOR DIVERSIFICATION (unaudited)

GEOGRAPHIC DIVERSIFICATION (unaudited)

Fund Allocation, Sector, and Geographic Diversification are subject to change. Diversification does not eliminate the risk of experiencing investment losses. The charts represent the private fund diversification as of 04/01/16.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2016

PRIVATE FUND ALLOCATION (unaudited)

PRIVATE FUND ALLOCATION	%
Clarion Lion Properties Fund	23.45%
MEPT Edgemoor	12.16%
Guggenheim US Property Fund	7.85%
Prudential PRISA	6.88%
Stockbridge Smart Markets Fund	6.58%
Sentinel Real Estate Fund	6.38%
AEW Core Property Trust	5.83%
UBS Trumbull Property Fund	5.17%
American Core Realty Fund	4.90%
BlackRock Granite Property Fund	4.67%
Morgan Stanley Prime Property Fund	4.62%
Cornerstone Patriot Fund	3.43%
RREEF America REIT II	3.06%
Heitman America Real Estate Trust	2.58%
Clarion Lion Industrial Trust	1.72%
CBRE US Core Partners	0.73%

*	Holdings are subject to change.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2016

PRIVATE FUND ALLOCATION (unaudited)

Core Property Trust (“CPT”) is an open-end core fund that seeks to invest in high quality assets located in top-tier markets with a heavy emphasize on income, liquidity and strong long term fundamentals. CPT uses a research-based approach to target markets with high barriers to entry – physical, governmental, or economic – in addition to population and job growth potential.

Heitman America Real Estate Trust (“HART”) is an open-end core commingled fund. HART’s core strategy encompasses stabilized investments with low to moderate leverage and seeks to objectively minimize risk through diversification in property type, geographic location, and tenant composition.

The American Core Realty Fund is a diversified open-end commingled fund that invests primarily in high quality core income-producing office, industrial, retail, and multi-family properties. The Core Fund focuses its investment activity throughout the United States in major metropolitan markets that are innovation hubs containing high concentrations of our nation’s globally competitive industries and that benefit from highly educated/professional human capital.

Bentall Kennedy Multi-Employer Property Trust (“MEPT”) Edgemoor is an open-end, core real estate private equity fund that invests in a portfolio of institutional-quality real estate assets in the U.S. MEPT Edgemoor’s investment strategy is focused on maintaining stable income, building a diversified modern portfolio, using moderate leverage, and providing superior liquidity. The fund upholds a strong commitment to the principles of Responsible Property Investing.

BlackRock Granite Property Fund (“The Granite Fund”) is a diversified core private REIT with an investment objective to provide current income with the potential for long term capital appreciation. The Granite Fund aims to beat its stated benchmark, the NFI-ODCE, while producing real estate returns and liquidity appropriate for a core fund.

Morgan Stanley Prime Property Fund is an open-end core fund with a focus on office, retail, multifamily, industrial, self storage and hotel properties located in major real estate markets throughout the United States.

U.S. Core Partners (“CBRE Core Fund”) is an open-end core fund that purchases and operates high-quality, income-producing office, industrial, retail, and multi-family assets in select major U.S. metropolitan markets that exhibit strong growth demographics.

PRISA is organized as a perpetual life, open-ended, commingled fund to invest primarily in core, well-leased, operating real estate assets located in the United States, with an emphasis on income. PRISA is Prudential Real Estate Investors (“PREI”) flagship fund, and represents one of the oldest and largest U.S. core real estate funds available in the marketplace.

Clarion Lion Industrial Trust (the “Fund”) is a private REIT focused on the industrial property sector in North America. The Fund invests primarily in big-box warehouse and distribution centers, with an emphasis on large, core industrial markets throughout the United States.

RREEF America REIT II is a core private REIT that provides an average risk exposure to the core real estate market, but does so with significantly different allocations than the Index – heavily overweight to industrial assets and the West.

Clarion Lion Properties Fund is a core private REIT with interests in a diversified portfolio of primarily institutional quality real estate assets and related investments located throughout the U.S. The investment objective is to provide a strong income return with potential for long-term capital appreciation.

Sentinel Real Estate Fund is a multi-family focused, core private REIT that emphasizes acquisitions of stabilized assets with in-place income with the goal of providing a substantial portion of investor returns in the form of distributed cash.

The Patriot Fund is a U.S. open-end, diversified core fund that focuses on the four traditional property types and hotels. The Patriot Fund is managed with an emphasis on research, targeting “barrier” markets, which are perceived to reduce the risk of oversupply and offer potential for outsized rent growth and appreciation.

The Smart Markets Fund is an open-end core fund that aims to capture performance in excess of the ODCE Index by acquiring assets in “Smart Markets” characterized by educated, stable and fast-growing employment bases. The Smart Market Fund’s target market strategy is based on the principle that real estate demand is dependent on jobs which are increasingly being created where there are educated work forces in the U.S.

GRE U.S. Property Fund L.P. (“USPF”) is an open-end real estate fund consisting of a diversified portfolio of institutional quality, income producing assets broadly allocated by property type and geographic location. USPF employs a core plus strategy intertwined with a disciplined risk management process in seeking to achieve its performance objectives.

Trumbull Property Fund is an open-end, diversified Core fund focusing on the four main property types, with a small exposure to hotels. The Fund focuses on top markets for high-quality Core, institutional real estate assets.

*	Holdings are subject to change.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2016

FUND SUB ADVISORS (unaudited)

Aon Hewitt Investment Consulting

The Fund’s Private Allocation Sub-Advisor, Aon Hewitt Investment Consulting, an Aon Company, provides investment consulting services to over 480 clients in North America with total client assets worldwide of approximately $4.02 trillion, including more than $1.8 trillion in the U.S. as of September 30, 2015. More than 270 investment consulting professionals in the U.S. advise institutional investors such as corporations, public organizations, union associations, health systems, endowments, and foundations.

CenterSquare Investment Management

The Fund’s Public Allocation Sub-Advisor, CenterSquare Investment Management, a BNY Mellon Company, is focused exclusively on real estate and structured to provide attractive investment performance to institutional real estate investors. CenterSquare’s team of REIT experts has been a trusted advisor to endowments, pension plans and corporate clients. The firm currently manages $8.2 billion across a variety of real estate strategies as of December 31, 2015.

Griffin Capital Advisor along with CenterSquare Investment Management have designed a public market strategy in line with the objectives of the Fund with a focus on identifying public real estate securities whose current prices are below their intrinsic values. CenterSquare Investment Management has been managing real estate securities portfolios since 1995 across multiple strategies and market cycles.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND | SEMI-ANNUAL REPORT 2016

DISCLOSURES (unaudited)

Investors in the Fund should understand that the net asset value (“NAV”) of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund is a closed-end interval fund that provides liquidity to shareholders through a quarterly repurchase offer. The Repurchase Offer Amount will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value. Currently, no secondary market exists for the Fund’s shares, and the Fund expects that no secondary market will develop.

By investing in the Fund, a shareholder will not be deemed to be an investor in any underlying fund and will not have the ability to exercise any rights attributable to an investor in any such underlying fund related to their investment.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Griffin Capital Securities, Inc. does not accept any liability for losses either direct or consequential caused by the use of this information.

Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities have moved in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

Distribution Policy Risk. The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. Sources of distributions to shareholders for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Pursuant to Section 852 of the Internal Revenue Code, the taxability of distributions will be reported on Form 1099-DIV for 2016.

The Fund distribution rate is the amount, expressed as a percentage, a Fund investor would receive in distributions if the most recent Fund distribution stayed consistent going forward. It is calculated by annualizing the most recent Fund distribution yield. The percentage represents a single distribution from the Fund and does not represent the total return of the Fund.

The NFI-ODCE, short for National Council of Real Estate Investment Fiduciaries (“NCREIF”) Fund Index - Open End Diversified Core Equity, is the first of the NCREIF Fund Database products and is an index of investment returns reporting on both a historical and current basis the results of 24 open-end commingled funds pursuing a core investment strategy, some of which have performance histories dating back to the 1970s. The NFI-ODCE Index is capitalization-weighted and is reported gross of fees. Measurement is time-weighted. NCREIF will calculate the overall aggregated Index return.

The S&P 500 is an index based on market cap of the 500 largest companies having stock listed on the NYSE or NASDAQ.

The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment grade bond market.

You cannot invest directly in an index. Index performance does not represent actual Fund or portfolio performance. A fund or portfolio may differ significantly from the securities included in the index. Index performance assumes reinvestment of dividends but does not reflect any management fees, transaction costs or other expenses that would be incurred by a fund or portfolio, or brokerage commissions on transactions in fund shares. Such fees, expenses, and commissions could reduce returns.

Griffin Institutional Access Real Estate Fund	Portfolio Update

March 31, 2016 (Unaudited)

Performance (for the period ended March 31, 2016)
	6 Month	1 Year	Since Inception	Inception Date	Total Expense Ratio
Griffin Institutional Access Real Estate Fund– A– Without Load	4.72%	7.28%	8.79%	6/30/14	2.68%
Griffin Institutional Access Real Estate Fund– A– With Load*	-1.29%	1.10%	5.16%	6/30/14
S&P 500® Total Return Index	8.49%	1.78%	5.06%	6/30/14
Barclays Capital U.S. Aggregate Bond Index	2.44%	1.96%	3.18%	6/30/14
Griffin Institutional Access Real Estate Fund – C– Without Load	4.36%	N/A	4.72%	8/7/15	3.43%
Griffin Institutional Access Real Estate Fund – C– With Load**	3.36%	N/A	3.72%	8/7/15
Griffin Institutional Access Real Estate Fund – I – NAV	4.83%	N/A	5.83%	8/7/15	2.43%

*	Adjusted for initial maximum sales charge of 5.75%.
**	Adjusted for contingent deferred sales charge of 1.00%.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

Indexes are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly into an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling 1-888-926-2688 or by visiting www.griffincapital.com.

Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price. Class C and Class I shares are offered at net asset value. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. The Fund’s investment adviser has contractually agreed to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.91%, 2.66% and 1.66% per annum of the Fund’s average daily net assets attributable to Class A, Class C and Class I shares, respectively. The Expense Limitation Agreement will remain in effect at least until January 31, 2017, unless and until the Board approves its modification or termination. Without the waiver the expenses would be 2.68%, 3.43% and 2.43% for Class A, Class C and Class I, respectively. Please review the Fund’s Prospectus for more details regarding the Fund’s fees and expenses. No assurances can be given that the Fund will pay a dividend in the future; or, if any such dividend is paid, the amount or rate of the dividend.

8	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Portfolio Update

March 31, 2016 (Unaudited)

Performance of $10,000 Initial Investment (for the period ended March 31, 2016)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Allocation (as a % of Net Assets)*
Private Investment Funds	82.32%
Public Traded Funds	9.88%
Other	7.80%
TOTALS	100.00%

Portfolio Composition (as a % of Net Assets)*
Real Estate Investment Trusts	92.20%
Other Assets in Excess of Liabilities	7.80%
TOTALS	100.00%

*	Holdings are subject to change. Tables present indicative values only.

Semi-Annual Report | March 31, 2016	9

Griffin Institutional Access Real Estate Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

Description	Shares		Value (Note 2)
REAL ESTATE INVESTMENT TRUSTS (92.20%)

Private Investment Funds (82.32%)*(a)
AEW Core Property Trust	17,704		$16,889,438
American Core Realty Fund LLC	254		30,659,947
BlackRock Granite Property Fund	349		31,137,175
CBRE US Core Partners	4,212,988		5,301,098
Clarion Lion Properties Fund LP	105,419		139,762,484
Cornerstone Patriot Fund LP	124,741		14,867,001
Guggenheim US Property Fund	N/	A	56,813,883
Heitman America Real Estate Trust	11,127		12,490,639
MEPT Edgemoor LP Fund	32,446		57,915,909
Morgan Stanley Prime Property Fund	1,557		25,942,813
Prudential PRISA LP	7,501		10,191,610
RREEF America REIT II	197,493		22,000,361
Sentinel Real Estate Fund LP	561		45,691,792
Stockbridge Smart Markets Fund	33,999		47,469,610
UBS Trumbull Property Fund	1,438		15,153,156
			532,286,916

Public Traded Funds (9.88%)(a)
American Campus Communities, Inc.	3,200		150,688
Apartment Investment & Management Co., Class A	29,650		1,239,963
AvalonBay Communities, Inc.	12,750		2,425,050
Boston Properties, Inc.	16,390		2,082,841
Brandywine Realty Trust	26,690		374,461
Camden Property Trust	11,470		964,512
Care Capital Properties, Inc.	19,820		531,969
Chesapeake Lodging Trust	13,620		360,385
Corporate Office Properties Trust	18,460		484,390
CubeSmart	29,520		983,016
CyrusOne, Inc.	31,870		1,454,866
DiamondRock Hospitality Co.	34,890		353,087
Digital Realty Trust, Inc.	14,710		1,301,688
Douglas Emmett, Inc.	17,810		536,259
Duke Realty Corp.	65,000		1,465,100
DuPont Fabros Technology, Inc.	5,990		242,775
Education Realty Trust, Inc.	11,440		475,904
Empire State Realty Trust, Inc., Class A	68,510		1,200,980
Equinix, Inc.	6,435		2,128,119
Equity Commonwealth(b)	13,390		377,866
Equity One, Inc.	44,770		1,283,108
Equity Residential	20,710		1,553,871
Essex Property Trust, Inc.	8,750		2,046,275
Federal Realty Investment Trust	4,080		636,684
First Industrial Realty Trust, Inc.	27,660		628,988
General Growth Properties, Inc.	49,660		1,476,392
HCP, Inc.	41,530		1,353,047
Healthcare Trust of America, Inc., Class A	21,910		644,592
Highwoods Properties, Inc.	27,510		1,315,253
Host Hotels & Resorts, Inc.	115,800		1,933,860
Hudson Pacific Properties, Inc.	41,250		1,192,950
Kilroy Realty Corp.	8,010		495,579
Kimco Realty Corp.	41,690		1,199,838

10	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
Public Traded Funds (continued)
Liberty Property Trust	31,830	1,065,032
National Retail Properties, Inc.	31,360	1,448,832
Physicians Realty Trust	17,260	320,691
Post Properties, Inc.	7,350	439,089
Prologis, Inc.	28,020	1,237,924
PS Business Parks, Inc.	5,060	508,581
Public Storage	13,670	3,770,595
QTS Realty Trust, Inc., Class A	10,920	517,390
Ramco-Gershenson Properties Trust	26,620	479,959
Regency Centers Corp.	11,040	826,344
Simon Property Group, Inc.	23,060	4,789,330
SL Green Realty Corp.	3,970	384,614
Sovran Self Storage, Inc.	7,230	852,779
Spirit Realty Capital, Inc.	81,450	916,313
STORE Capital Corp.	61,500	1,591,620
Sunstone Hotel Investors, Inc.	44,439	622,146
Taubman Centers, Inc.	6,290	448,037
Urban Edge Properties	29,970	774,425
Ventas, Inc.	21,510	1,354,270
Vornado Realty Trust	10,180	961,297
Washington Real Estate Investment Trust	29,100	850,011
Weingarten Realty Investors	32,610	1,223,527
Welltower, Inc.	51,700	3,584,878
		63,862,040

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $572,844,006)		596,148,956

TOTAL INVESTMENTS (92.20%) (Cost $572,844,006)		$596,148,956

Other Assets In Excess Of Liabilities (7.80%)		50,435,119
NET ASSETS (100.00%)		$646,584,075

(a)	A portion of these securities are held as collateral for outstanding Line of Credit. At March 31, 2016, outstanding collateral amounted to $369,619,583
(b)	Non-income producing security.

Common Abbreviations:
LLC	- Limited Liability Corporation
LP	- Limited Partnerships
REIT	- Real Estate Investment Trust

Semi-Annual Report | March 31, 2016	11

Griffin Institutional Access Real Estate Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

*	Additional Information on Investments in Private Investment Funds:

Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of March 31, 2016
$16,889,438	AEW Core Property Trust	Quarterly	45	$25,000,000
30,659,947	American Core Realty Fund LLC	Quarterly	10	5,000,000
31,137,175	BlackRock Granite Property Fund	Quarterly	60	0
5,301,098	CBRE US Core Partners	Quarterly	60	0
139,762,484	Clarion Lion Properties Fund LP	Quarterly	90	0
14,867,001	Cornerstone Patriot Fund LP	Quarterly	30	10,000,000
56,813,883	Guggenheim US Property Fund	Quarterly	90	0
12,490,639	Heitman America Real Estate Trust	Quarterly	90	21,217,988
57,915,909	MEPT Edgemoor LP Fund	Quarterly	N/A**	0
25,942,813	Morgan Stanley Prime Property Fund	Quarterly	90	7,500,000
10,191,610	Prudential PRISA LP	Quarterly	90	55,000,000
22,000,361	RREEF America REIT II	Quarterly	45	0
45,691,792	Sentinel Real Estate Fund LP	Quarterly	N/A**	0
47,469,610	Stockbridge Smart Markets Fund	Quarterly	45	0
15,153,156	UBS Trumbull Property Fund	Quarterly	60	22,000,000

**	Written notice required for redemption, no minimum timeline required.

See Notes to Financial Statements.

12	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

ASSETS
Investments, at value	$596,148,956
Cash	180,928,467
Receivable for shares sold	8,754,223
Dividends receivable	3,416,755
Prepaid expenses and other assets	179,691
Total Assets	789,428,092
LIABILITIES
Payable for investments purchased	391,801
Shareholder servicing fees payable (Note 3)	205,994
Line of credit payable (Note 6)	140,500,000
Line of credit interest payable (Note 6)	63,810
Investment advisory fees payable (Note 3)	1,245,810
Administration fees payable (Note 3)	81,258
Transfer agency fees payable (Note 3)	107,206
Distribution fees payable (Note 3)	133,872
Chief compliance officer fees payable (Note 3)	4,599
Trustees' fees payable (Note 3)	1,549
Legal fees payable	76,421
Audit and tax fees payable	30,158
Accrued expenses and other liabilities	1,539
Total Liabilities	142,844,017
NET ASSETS	$646,584,075
NET ASSETS CONSIST OF
Paid-in capital	$631,746,266
Accumulated net investment loss	(10,516,310)
Accumulated net realized gain on investments	2,049,169
Net unrealized appreciation on investments	23,304,950
NET ASSETS	$646,584,075
INVESTMENTS, AT COST	$572,844,006

PRICING OF SHARES
Class A:
Net asset value, and redemption price per share	$26.49
Net assets	$312,711,698
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	11,806,107
Maximum offering price per share ((NAV/0.9425), based on maximum sales charge of 5.75% of the offering price)	$28.11
Class C:
Net asset value, offering and redemption price per share(a)	$26.38
Net assets	$138,717,034
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	5,259,123
Class I:
Net asset value, offering and redemption price per share	$26.53
Net assets	$195,155,343
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	7,355,538

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see (Note 1).

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	13

Griffin Institutional Access Real Estate Fund	Statement of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME
Dividend income	$7,206,376
Total Investment Income	7,206,376

EXPENSES
Investment advisory fees (Note 3)	3,022,509
Administrative fees (Note 3)	133,315
Transfer agency fees (Note 3)	184,069
Shareholder servicing fees:
Class A	269,225
Class C	82,043
Distribution fees:
Class C	246,130
Legal fees	83,945
Audit and tax fees	10,158
Reports to shareholders and printing fees	49,480
Insurance fees	76,636
Custody fees	22,389
Chief compliance officer fees (Note 3)	21,266
Interest expense (Note 6)	455,923
Trustees' fees (Note 3)	24,357
Other expenses	35,770
Total Expenses	4,717,215
Less: Fees waived/expenses reimbursed by adviser (Note 3)	(318,451)
Net Expenses	4,398,764
Net Investment Income	2,807,612
Net realized gain on investments	460,785
Net change in unrealized appreciation on investments	17,429,464
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	17,890,249
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,697,861

See Notes to Financial Statements.

14	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
OPERATIONS:
Net investment income	$2,807,612	$335,577
Net realized gain on investments	460,785	1,201,331
Net change in unrealized appreciation on investments	17,429,464	5,186,157
Net Increase in Net Assets Resulting from Operations	20,697,861	6,723,065

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(6,601,837)	–
From net realized gain on investments	–	(578,974)
From return of capital	–	(4,124,030)
Class C(a)
From net investment income	(2,501,046)	–
From return of capital	–	(144,764)
Class I(b)
From net investment income	(3,879,251)	–
From return of capital	–	(777,474)
Total Distributions to Shareholders	(12,982,134)	(5,625,242)

BENEFICIAL INTEREST TRANSACTIONS:
Class A
Shares sold	178,200,165	90,781,464
Distributions reinvested	4,018,904	3,596,562
Shares redeemed	(4,570,945)	(771,114)
Class C(a)
Shares sold	123,244,287	13,479,279
Distributions reinvested	1,738,097	104,317
Shares redeemed	(802,977)	–
Class I(b)
Shares sold	121,337,849	73,657,828
Distributions reinvested	2,859,711	697,610
Shares redeemed	(5,645,383)	–
Net Increase in Net Assets Derived from Beneficial Interest Transactions	420,379,708	181,545,946

Net increase in net assets	428,095,435	182,643,769

NET ASSETS:
Beginning of period	218,488,640	35,844,871
End of period *	$646,584,075	$218,488,640
*Including accumulated net investment loss of:	$(10,516,310)	$(341,788)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	15

Griffin Institutional Access Real Estate Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
Other Information
BENEFICIAL INTEREST TRANSACTIONS:
Class A
Beginning shares	5,038,709	1,416,230
Shares sold	6,787,940	3,512,409
Distributions reinvested	153,469	139,650
Shares redeemed	(174,011)	(29,580)
Net increase in shares outstanding	6,767,398	3,622,479
Ending shares	11,806,107	5,038,709
Class C(a)
Beginning shares	521,984	–
Shares sold	4,701,175	517,939
Distributions reinvested	66,559	4,045
Shares redeemed	(30,595)	–
Net increase in shares outstanding	4,737,139	521,984
Ending shares	5,259,123	521,984
Class I(b)
Beginning shares	2,851,754	–
Shares sold	4,609,081	2,824,730
Distributions reinvested	109,044	27,024
Shares redeemed	(214,341)	–
Net increase in shares outstanding	4,503,784	2,851,754
Ending shares	7,355,538	2,851,754

(a)	The Fund's Class C shares commenced operations on August 10, 2015.
(b)	The Fund's Class I shares commenced operations on August 10, 2015.

See Notes to Financial Statements.

16	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
Net asset value, beginning of period	$25.97		$25.31	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.19		0.09	0.01
Net realized and unrealized gain	1.02		1.90	0.60
Total from investment operations	1.21		1.99	0.61

DISTRIBUTIONS:
From net investment income	(0.69)		–	–
From net realized gain on investments	–		(0.32)	(0.01)
Return of capital	–		(1.01)	(0.29)
Total distributions	(0.69)		(1.33)	(0.30)

Net increase in net asset value	0.52		0.66	0.31
Net asset value, end of period	$26.49		$25.97	$25.31
TOTAL RETURN(c)	4.72%		8.03%	2.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$312,712		$130,847	$35,845
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	2.29	%(e)	2.82%	N/A
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	2.14	%(e)	1.94%	N/A
Ratio of net investment income to average net assets(d)(f)	1.43	%(e)	0.35%	N/A

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	2.06	%(e)	2.79%	6.77	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.91	%(e)	1.91%	1.91	%(e)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)(f)	1.50	%(e)	0.38%	0.15	%(e)
Portfolio turnover rate(g)	10%		29%	7%

(a)	The Fund's Class A shares commenced operations on June 30, 2014.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized and do not reflect the impact of sales charges. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	17

Griffin Institutional Access Real Estate Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Period Ended September 30, 2015(a)
Net asset value, beginning of period	$25.95		$26.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09		0.00	(c)
Net realized and unrealized gain	1.03		0.09
Total from investment operations	1.12		0.09

DISTRIBUTIONS:
From net investment income	(0.69)		–
Return of capital	–		(0.34)
Total distributions	(0.69)		(0.34)

Net increase/(decrease) in net asset value	0.43		(0.25)
Net asset value, end of period	$26.38		$25.95
TOTAL RETURN(d)	4.36%		0.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$138,717		$13,547
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	3.04	%(f)	3.32	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.89	%(f)	2.69	%(f)
Ratio of net investment income to average net assets(e)(g)	0.73	%(f)	0.00	%(f)(h)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.81	%(f)	3.29	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.66	%(f)	2.66	%(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)(g)	0.80	%(f)	0.03	%(f)
Portfolio turnover rate(i)	10%		29%

(a)	The Fund's Class C shares commenced operations on August 10, 2015.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total returns are for the period indicated and have not been annualized and do not reflect the impact of sales charges. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Less than 0.005%.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the fund level.

See Notes to Financial Statements.

18	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund – Class I	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Period Ended September 30, 2015(a)
Net asset value, beginning of period	$25.98		$26.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.22		0.03
Net realized and unrealized gain	1.02		0.09
Total from investment operations	1.24		0.12

DISTRIBUTIONS:
From net investment income	(0.69)		–
Return of capital	–		(0.34)
Total distributions	(0.69)		(0.34)

Net increase/(decrease) in net asset value	0.55		(0.22)
Net asset value, end of period	$26.53		$25.98
TOTAL RETURN(c)	4.83%		0.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$195,155		$74,095
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	2.04	%(e)	2.20	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.89	%(e)	1.69	%(e)
Ratio of net investment income to average net assets(d)(f)	1.68	%(e)	0.71	%(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	1.81	%(e)	2.17	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.66	%(e)	1.66	%(e)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)(f)	1.76	%(e)	0.74	%(e)
Portfolio turnover rate(g)	10%		29%

(a)	The Fund's Class I shares commenced operations on August 10, 2015.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the fund level.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	19

Griffin Institutional Access Real Estate Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

1.	ORGANIZATION

The Griffin Institutional Access Real Estate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s investment adviser is Griffin Capital Advisor, LLC (the “Adviser”). The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.

The Fund was organized as a statutory trust on November 5, 2013 and under the laws of the State of Delaware. The Fund commenced operations on June 30, 2014, and is authorized to issue an unlimited number of shares with no par value.

The Fund currently offers Class A, Class C and Class I shares. Class A shares commenced operations on June 30, 2014 and Class C and Class I shares commenced operations on August 10, 2015. Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price. Class C and Class I shares are offered at net asset value. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange or market on which they are traded, on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price for securities held long and the last ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end investment companies and exchange-traded funds (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fair Value Pricing Committee (the “Pricing Committee”) using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Trustees”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s Net Asset Value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

20	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Valuation of Private REITS – The Fund may invest a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non-calendar quarter-end days, the Pricing Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT by the change in a proprietary Index that the Pricing Committee has deemed to be representative of the entire Private REIT market. In the event that a price is not provided by the Private REIT, the fair valuation procedures will be followed. As of March 31, 2016, all of the Fund’s investments in Private REITs were valued at the respective NAVs of the Private REITs.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended March 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2016:

Investments in Securities at Value	Level 1 -Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Real Estate Investment Trusts
Private Investment Funds (Measured at net asset value)(a)	$–	$–	$–	$532,286,916
Public Traded Funds	63,862,040	–	–	63,862,040
Total	$63,862,040	$–	$–	$596,148,956

(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Semi-Annual Report | March 31, 2016	21

Griffin Institutional Access Real Estate Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

There were no transfers between Levels 1, 2 and 3 during the six months ended March 31, 2016. For the six months ended March 31, 2016, the Fund did not have unobservable inputs (level 3) used in determining fair value.

Investment Transactions – Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income – Interest income is accrued and recorded on a daily basis including amortization of premiums, accretion of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date.

Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Industry Concentration – If a Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this industry, and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2016, the Fund had 92.20% of the value of its net assets invested within the Real Estate industry.

Distributions to Shareholders – Dividends from net investment income, if any, will be declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Indemnification – The Fund indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s 2015 returns or expected to be taken in the Fund’s 2016 returns.

3.	ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory
Pursuant to the Investment Advisory Agreement with the Fund (“Advisory Agreement”), the Adviser is entitled to an investment advisory fee, computed daily and payable monthly of 1.50% of the average daily net assets of the Fund.

22	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) at least until June 30, 2016, so that the total annual operating expenses of the Fund do not exceed 1.91% per annum of Class A average daily net assets, 2.66% per annum of Class C average daily assets and 1.66% per annum of Class I average daily assets (the “Expense Limitations”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitations to be exceeded.

During the six months ended March 31, 2016, the fee waiver was as follows:

Fees Waived By Advisor
Griffin Institutional Access Real Estate Fund	$318,451

As of September 30, 2015, the balance of recoupable expenses for the Fund was as follows:

Fund	Expires May 21, 2017	Expires September 30, 2017	Expires September 30, 2018
Griffin Institutional Access Real Estate Fund	$153,980	$316,121	$757,224

*	$46,993 of additional Organizational Expenses were recorded subsequent to the May 21, 2014 Seed Audit Financial Statements.

Sub-advisory services were provided to the Fund pursuant to agreements between the Adviser and both Aon Hewitt Investment Consulting, Inc. (formerly doing business as Hewitt EnnisKnupp, Inc.) and CenterSquare Investment Management, Inc. (the “Sub-Advisers”). Under the terms of the sub-advisory agreements, the Adviser compensates the Sub-Advisers based on a portion of the Fund’s average daily net assets which they had been allocated to manage.

Fund Administration and Accounting Fees and Expenses
ALPS Fund Services, Inc. serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services. The Administrator is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent
DST Systems Inc. serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”).

Compliance Services
Cipperman Compliance Services, LLC provides a Chief Compliance Officer to the Fund as well as related compliance services pursuant to a consulting agreement between Cipperman Compliance Services, LLC and the Fund.

Distributor
The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as principal underwriter of shares of the Fund. Under the Distribution Agreement the Class C shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class C shares, payable on a quarterly basis. For the six months ended March 31, 2016, Class C shares incurred distribution fees of $246,130. Class A and Class I shares are not currently subject to a Distribution Fee. Under the Shareholder Services Plan, the Class A and Class C shares may pay up to 0.25% per year of their average daily net assets for such services. Class I shares are not currently subject to a shareholder services fee. For the six months ended March 31, 2016, Class A and C shares incurred shareholder servicing fees of $269,225 and $82,043, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator and the Transfer Agent. For the six months ended March 31, 2016, the Distributor received $611,277 in underwriting commissions for sales of the Fund’s Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Officer and Trustee Compensation
Effective February 1, 2016 each Trustee who is not affiliated with the Fund or the Adviser will receive a quarterly fee of $5,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. None of the Fund’s executive officers receives compensation from the Fund.

Semi-Annual Report | March 31, 2016	23

Griffin Institutional Access Real Estate Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Prior to February 1, 2016 each Trustee who is not affiliated with the Fund or the Adviser received a quarterly fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings.

Certain Trustees and officers of the Fund are also officers of the Adviser and are not paid by the Fund for serving in such capacities.

4.	PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2016 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$460,525,492	$34,288,050

5.	TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The tax character of distributions paid for the period ended September 30, 2015 were as follows:

Year	Ordinary Income	Long-Term Capital Gain	Return of Capital
2015	$500,162	$78,812	$5,046,268

As of March 31, 2016, net unrealized appreciation/(depreciation) of investments based on the federal tax cost was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Griffin Institutional Access Real Estate Fund	$29,994,105	$(907,905)	$29,086,200	$567,062,756

The difference between book basis and tax basis net unrealized appreciation is primarily attributable to the investments in partnerships, wash sales and certain other investments.

The Fund elects to defer to the period ending September 30, 2016, late year ordinary losses in the amount of $341,788.

6.	LINE OF CREDIT

The Fund has entered into secured bank lines of credit through BNP Paribas Prime Brokerage International, Ltd. (“BNP”) and Credit Suisse (“Credit Suisse”) (collectively the “Banks”) for the purpose of investment purchases subject to the limitations of the 1940 Act for borrowings.

Borrowings under the BNP arrangement bear interest at the 3 month LIBOR plus 95 basis points at the time of borrowing. During the six months ended March 31, 2016, the Fund incurred $88,843 of interest expense related to the BNP borrowings. Average borrowings and the average interest rate for the days the BNP line of credit was outstanding during the six months ended March 31, 2016 were $11,857,761 and 1.42%, respectively. The largest outstanding borrowing during the six months ended March 31, 2016 relating to BNP was $35,509,207. As of March 31, 2016, the Fund had $35,500,000 of outstanding borrowings relating to BNP.

Borrowings under the Credit Suisse arrangement bear interest at the 3 month LIBOR plus 250 basis points at the time of borrowing. During the six months ended March 31, 2016, the Fund incurred $367,080 of interest expense related to the Credit Suisse borrowings. Average borrowings and the average interest rate for the days the Credit Suisse line of credit was outstanding during the six months ended March 31, 2016 were $21,521,739 and 3.12%, respectively. The largest outstanding borrowing during the six months ended March 31, 2016 relating to Credit Suisse was $105,000,000. As of March 31, 2016, the Fund had $105,000,000 of outstanding borrowings relating to Credit Suisse.

24	1.888.926.2688 | www.griffincapital.com

Griffin Institutional Access Real Estate Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

As collateral for the lines of credit, the Fund grants the Banks a first position security interest in and lien on securities of any kind or description held by the Fund in the pledge accounts. As of March 31, 2016, the Fund had $369,619,583 of the public securities pledged as collateral for its lines of credit.

7.	REPURCHASE OFFERS

The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% of the Fund’s shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date”).

During the six months ended March 31, 2016, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The result of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	September 30, 2015	December 30, 2015
Repurchase Request Deadline	November 5, 2015	February 5, 2016
Repurchase Pricing Date	November 5, 2015	February 5, 2016
Amount Repurchased	$6,702,602	$4,316,703
Shares Repurchased	254,360	164,587

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Fund completed a quarterly repurchase offer on May 5, 2016 which resulted in 464,125 of Fund shares being repurchased for $12,362,721.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2016	25

Griffin Institutional Access Real Estate Fund	Additional Information

March 31, 2016 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 888-926-2688. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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GRIFFIN CAPITAL SECURITIES
guardians of wealth

18191 Von Karman Avenue
Suite 300
Irvine, CA 92612
949.270.9300

www.griffincapital.com

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency		

This material must be accompanied or preceded by a prospectus.

Griffin Capital Securities, LLC is the exclusive wholesale marketing agent for Griffin Institutional Access Real Estate Fund. ALPS Distributors, Inc. is the distributor of Griffin Institutional Access Real Estate Fund. Griffin Capital and ALPS Distributors, Inc. are not affiliated.

ALPS Distributor, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, Member FINRA.

© 2016 Griffin Institutional Access Real Estate Fund. All rights reserved.

GFC000394 | Exp. 05.20.2017

GX-IU1408 (0516)

Item 2.  Code of Ethics.
Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.
Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a)	The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this report.

(b)	Not applicable to the registrant.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)
There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as Exhibit 99.CERT.
(a)(3)	Not applicable to the registrant.

(b)	Certifications required by Item 12(b) of Form N-CSR are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:  June 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:  June 6, 2016

By (Signature and Title)

By:	/s/ Joseph Miller
Joseph Miller
Treasurer (Principal Financial Officer)

Date:  June 6, 2016